Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,035,750.00
Total Offset Amount	87,244.59
Net Fee	948,505.41
Narrative - Max Aggregate Offering Price	$ 7,500,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true